Note 11 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Debt [Table Text Block]
			Weighted-	Stated interest
(Dollar amounts in thousands)	Maturity range		average	rate range
Description	from	to	interest rate	from	to	2021	2020
Finance lease liabilities	10/30/34	06/01/40	2.63%	1.89%	3.51%	$4,653	$4,839
PPPLF(a)	01/28/21	01/28/21	0.00%	0.35%	0.35%	-	3,951
Junior subordinated debt	12/21/37	12/21/37	1.84%	1.80%	1.80%	8,248	8,248

Total						$12,901	$17,038

Schedule of Maturities of Long-term Debt [Table Text Block]
(Dollar amounts in thousands)
		Weighted-
Year Ending December 31,	Amount	Average Rate
2022	$265	2.63%
2023	272	2.63%
2024	279	2.63%
2025	286	2.63%
2026	298	2.63%
Beyond 2025	11,501	1.97%

Total	$12,901	1.62%